Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Columbia Funds Variable Series Trust II
Prospectus Date	rr_ProspectusDate	May 01, 2012
Supplement [Text Block]	cfvst10_SupplementTextBlock

Prospectus Supplement — January 18, 2013 to the Prospectus listed below, as supplemented

Fund	Prospectus Dated
Variable Portfolio-PIMCO Mortgage-Backed Securities Fund	May 1, 2012

The Principal Investment Strategies of the Fund, as described under Summary of VP-PIMCO Mortgage-Backed Securities Fund, are superseded and replaced as follows:

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

Under normal market conditions, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in mortgage-related fixed income instruments. These instruments have varying maturities and include but are not limited to mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities, non-agency mortgage securities, and mortgage dollar rolls, and may be represented by forwards or derivatives such as options, futures contracts or swap agreements.

The Fund invests primarily in securities that are in the highest rating category, but may invest up to 10% of its total assets in investment grade securities rated below Aaa by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by the Subadviser (as defined below) to be of comparable quality. The Fund may invest up to 10% of its total assets in non-agency mortgage-related fixed income instruments. The Fund may also invest up to 5% of its total assets in mortgage-related high yield (i.e., below investment grade or unrated) instruments. The average portfolio duration of the Fund normally varies from one to seven years based on the Subadviser’s forecast for interest rates.
VP - PIMCO Mortgage-Backed Securities Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cfvst10_SupplementTextBlock

Prospectus Supplement — January 18, 2013 to the Prospectus listed below, as supplemented

Fund	Prospectus Dated
Variable Portfolio-PIMCO Mortgage-Backed Securities Fund	May 1, 2012

The Principal Investment Strategies of the Fund, as described under Summary of VP-PIMCO Mortgage-Backed Securities Fund, are superseded and replaced as follows:

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

Under normal market conditions, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in mortgage-related fixed income instruments. These instruments have varying maturities and include but are not limited to mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities, non-agency mortgage securities, and mortgage dollar rolls, and may be represented by forwards or derivatives such as options, futures contracts or swap agreements.

The Fund invests primarily in securities that are in the highest rating category, but may invest up to 10% of its total assets in investment grade securities rated below Aaa by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by the Subadviser (as defined below) to be of comparable quality. The Fund may invest up to 10% of its total assets in non-agency mortgage-related fixed income instruments. The Fund may also invest up to 5% of its total assets in mortgage-related high yield (i.e., below investment grade or unrated) instruments. The average portfolio duration of the Fund normally varies from one to seven years based on the Subadviser’s forecast for interest rates.
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal market conditions, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in mortgage-related fixed income instruments. These instruments have varying maturities and include but are not limited to mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities, non-agency mortgage securities, and mortgage dollar rolls, and may be represented by forwards or derivatives such as options, futures contracts or swap agreements.

The Fund invests primarily in securities that are in the highest rating category, but may invest up to 10% of its total assets in investment grade securities rated below Aaa by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by the Subadviser (as defined below) to be of comparable quality. The Fund may invest up to 10% of its total assets in non-agency mortgage-related fixed income instruments. The Fund may also invest up to 5% of its total assets in mortgage-related high yield (i.e., below investment grade or unrated) instruments. The average portfolio duration of the Fund normally varies from one to seven years based on the Subadviser’s forecast for interest rates.